Consolidated Statements of Comprehensive Income (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Consolidated Statements of Comprehensive Income (Loss)
Net income (loss)	¥ (443,552)	¥ 600,511	¥ 1,370,638
Other comprehensive income, net of tax:
Foreign currency translation adjustments	15,443	25,502	6,166
Unrealized holding gains (losses) on securities:
Amount arising during the period	2,320	(4,344)	29,892
Adjustments related to retirement and severance benefits:
Amount arising during the period	(4,886)	1,071	(287)
Total other comprehensive income	12,877	22,229	35,771
Total comprehensive income (loss)	(430,675)	622,740	1,406,409
Less: Comprehensive income attributable to noncontrolling interests	4,798	4,490	2,951
Total comprehensive income (loss) attributable to UBIC, Inc. shareholders	¥ (435,473)	¥ 618,250	¥ 1,403,458